Expense Example, No Redemption {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-08 - Fidelity New Markets Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor New Markets Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 511
3 Years	745
5 Years	997
10 Years	1,720
Fidelity Advisor New Markets Income Fund: Class M
Expense Example, No Redemption:
1 Year	511
3 Years	745
5 Years	997
10 Years	1,720
Fidelity Advisor New Markets Income Fund: Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	2,180
Fidelity Advisor New Markets Income Fund: Class I
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025
Fidelity Advisor New Markets Income Fund: Class Z
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906